Fair Value Measurements	3 Months Ended		5 Months Ended	12 Months Ended
	Apr. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020
Fair Value Measurements

NOTE 9. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		March 31,	December 31,
Description	Level	2021	2020
Assets:
Marketable securities held in Trust Account	1	$697,018,229	$696,957,196

Liabilities:
Warrant liability-Public Warrants	1	33,810,000	45,310,000
Warrant liability-Private Placement Warrants	3	26,702,000	32,548,000
Prosus Agreement liability	3	24,532,413	50,481,190
Conversion option liability	3	1,632,013	1,604,359

The derivative instruments were accounted for as liabilities in accordance with ASC 815-40 and are measured at fair value at inception and on a recurring basis, with changes in fair value recorded in the consolidated statement of operations.

At issuance, the Warrant Liability for Public Warrants and Private Placement Warrants were valued as of June 26, 2019 using a Monte Carlo simulation and Black Scholes model, respectively, which are considered to be a Level 3 fair value measurements. Subsequent to the Public Warrants detachment from the Units, the Public Warrants are valued based on quoted market price, under ticker CCX WS, which is a Level 1 fair value.

The Monte Carlo simulation’s primary unobservable input utilized in determining the fair value of the Warrants is the probability of consummation of the Business Combination. The probability assigned to the consummation of the Business Combination was 80% which was estimated based on the observed success rates of business combinations for special purpose acquisition companies. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable ‘blank-check’ companies without an identified target.

As of issuance and March 31, 2021, the estimated fair value of Warrant Liability — Private Placement Warrants were determined using a Black-Scholes valuation and based on the following significant inputs:

	At	As of March 31,
	issuance	2021
Exercise price	$11.50	$11.50
Stock price	$9.68	$10.00
Volatility	16.5%	25%
Probability of completing a Business Combination	80.0%	90%
Term	5.33	5.08
Risk-free rate	1.86%	0.94%
Dividend yield	0.0%	0.0%

At inception, the Prosus Agreement Liability consisted of two components: a commitment for the First Step Investment and an option for the Second Step Investment. Subsequent to Prosus exercising its Second Step Investment option, the Prosus Agreement Liability represented a commitment. The commitment and option were valued using forward contract valuation methodology and a Black Scholes model, respectively. Both valuation methodologies were considered to be Level 3 fair value measurements. As of inception and March 31, 2021, the estimated fair value of Prosus Agreement Liability was determined based on the following significant inputs:

	At		As of March 31,
	inception		2021
Exercise price	$400.0	M	$500.0	M
Underlying value	$436.8	M	$524.5	M
Volatility	40.0%		N/A
Term	0.55		0.08
Risk-free rate	0.12%		0.08%
Dividend yield	0.00%		N/A

The Conversion option liability was valued using a Black Scholes model, which was considered to be a Level 3 fair value measurement. At inception and March 31, 2021, the estimated fair value of Conversion option liability was determined based on the following significant inputs:

	At		As of March 31,
	issuance		2021
Exercise price	$1.00		$1.00
Underlying warrant value	$1.92	*	$2.09	*
Volatility	125.0%		115.0%
Number of Class A Shares	1.5	M%	1.5	M%
Term	0.28		0.08
Risk-free rate	0.09%		0.01%
Dividend yield	0.0%		0.0%

*    The underlying warrant value equals the calculated fair value of the private placement warrants as of each date presented and determined based on the following significant inputs:

	At	As of March 31,
	issuance	2021
Exercise price	$11.50	$11.50
Stock price	$9.97	$10.00
Volatility	30.0%	25%
Probability of completing a Business Combination	85.0%	90%
Term	5.28	5.08
Risk-free rate	0.41%	0.94%
Dividend yield	0.0%	0.0%

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public
	Warrants	Warrants	Warrant Liabilities
January 1, 2021	$32,548,000	$45,310,000	$77,858,000
Change in valuation inputs or other assumptions	(5,846,000)	(11,500,000)	(17,346,000)
Fair value as of March 31, 2021	26,702,000	33,810,000	60,512,000

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy.

NOTE 11. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:    Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:    Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:    Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,	December 31,
Description	Level	2020	2019

Assets:
Cash and marketable securities held in Trust Account	1	$696,957,196	$695,295,418

Liabilities:
Warrant Liabilities – Public Warrants	1	45,310,000	32,660,000
Warrant Liabilities – Private Placement Warrants	3	32,548,000	23,700,000
Prosus subscription agreement liability	3	50,481,190	—
Conversion option liability	3	1,604,359	—

The Derivative Instruments were accounted for as liabilities in accordance with ASC 815-40 and are measured at fair value at inception and on a recurring basis, with changes in fair value recorded in the statement of operations.

The Warrants were valued as of July 1, 2019 using a Monte Carlo simulation, which is considered to be a Level 3 fair value measurement. The Monte Carlo simulation's primary unobservable input utilized in determining the fair value of the Warrants is the probability of consummation of the Business Combination. The probability assigned to the consummation of the Business Combination was 80% which was estimated based on the observed success rates of business combinations for special purpose acquisition companies. The expected volatility as of the Initial Public Offering date was derived from observable public warrant pricing on comparable 'blank-check' companies without an identified target. The subsequent measurements of the Public Warrants after the detachment of the Public Warrants from the Units is classified as Level 1 due to the use of an observable market quote in an active market under the ticker CVII.WS.

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of April 11, 2019 (inception)	$—	$—	$—
Initial measurement on July 1, 2019	15,800,000	22,310,000	38,110,000
Change in valuation inputs or other assumptions	7,900,000	10,350,000	18,250,000
Fair value as of December 31, 2019	23,700,000	32,660,000	56,360,000
Change in valuation inputs and other assumptions	8,848,000	12,650,000	21,498,000
Fair value as of December 31, 2020	$32,548,000	$45,310,000	$77,858,000

SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Fair Value Measurements

(14) Fair Value Measurements

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) establishes a fair value hierarchy that prioritizes the inputs used to measure fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that reflect the assumptions that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels of the fair value hierarchy established by ASC 820 in order of priority are as follows:

•

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

•

Level 2: Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•

Level 3: Unobservable inputs that reflect the Company’s assumptions about the assumptions that market participants would use in pricing the asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis as of April 30, 2021 and are categorized using the fair value hierarchy (in thousands):

	Total	(Level 3)
Warrants to purchase Company common stock	$800	$800
Total assets recorded at fair value	$800	800

The following table is a reconciliation of Level 3 instruments for which significant unobservable inputs were used to determine fair value:

Successor
Three months ended
April 30, 2021
Balance as of January 31, 2021	$900
Impact of warrant modification, recorded in shareholders’ equity	—
Unrealized gains recognized as other income	(100)
Balance as of April 30, 2021	$800

At each relevant measurement date, the warrants were valued using a probability-based approach that considered management’s estimate of the probability of (i) a Favored Sale, (ii) a sale of the company that did not qualify as a Favored Sale and (iii) warrants being held to maturity, with the last two scenarios utilizing a Black-Scholes model to estimate fair value. The Black-Scholes model relies on a number of key assumptions to calculate estimated fair value. The assumed dividend yield of zero is based on the fact that the Company has never paid cash dividends and has no present expectation to pay cash dividends. Management utilized an equity value of $667 million as an input in all Black-Scholes calculations, consistent with the fresh-start reporting valuation after adjusting for warrants. The volatility input utilized in the non-Favored Sale scenario was 35.0%, consistent with the contractually stated rate, and 31.6% for the held to maturity scenario. The assumed risk-free interest rate is the U.S. Treasury security rate with a term equal to the expected life of the warrant. The assumed expected life is based on the maximum contractual term of the warrants as a make-whole provision compensates holders in the event the awards are settled prior to their exercise or expiration.

The Company currently invests excess cash balances primarily in cash deposits held at major banks. The carrying amounts of cash deposits, trade receivables, trade payables and accrued liabilities, as reported on the consolidated balance sheet as of April 30, 2021, approximate their fair value because of the short maturity of those instruments.

The Company considered the fair value of its external borrowings and believes their carrying values approximate fair value based on the recent fair value assessment done for fresh-start accounting.

When calculating goodwill impairments for the three months ended April 30, 2020 (Predecessor), the Company estimated the fair value of its reporting units using income and market multiple approaches. An income approach, which is generally a discounted cash flow methodology that includes assumptions for, among other things, forecasted revenues, gross profit margins, operating profit margins, working capital cash flow, growth rates, income tax rates, expected tax benefits and long-term discount rates, all of which require significant judgments by management. The market approach considered comparable market data based on multiples of revenue and EBITDA. Management also considered the overall value of the Company implied by the trading prices of debt securities, after adjusting for a control premium, given that the enterprise value of the Company was substantially lower than the carrying value of long-term debt. All of these techniques utilized would be considered Level 3 inputs.

(19)Fair Value Measurements

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) establishes a fair value hierarchy that prioritizes the inputs used to measure fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that reflect the assumptions that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels of the fair value hierarchy established by ASC 820 in order of priority are as follows:

•

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

•

Level 2: Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•

Level 3: Unobservable inputs that reflect the Company’s assumptions about the assumptions that market participants would use in pricing the asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

The following table summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis as of January 31, 2021 and are categorized using the fair value hierarchy (in thousands):

	Total	(Level 3)
Warrants to purchase Company common stock	$900	$900
Total assets recorded at fair value	$900	900

The following table is a reconciliation of Level 3 instruments for which significant unobservable inputs were used to determine fair value:

Successor
August 28, 2020
through January 31,
2021
Balance as of August 28, 2020	$11,200
Impact of warrant modification, recorded in shareholders’ equity	(7,400)
Unrealized gains recognized as other income	(2,900)
Balance as of January 31, 2021	$900

At each relevant measurement date, the warrants were valued using a probability-based approach that considered management’s estimate of the probability of (i) a Favored Sale, (ii) a sale of the company that did not qualify as a Favored Sale and (iii) warrants being held to maturity, with the last two scenarios utilizing a Black-Scholes model to estimate fair value. The Black-Scholes model relies on a number of key assumptions to calculate estimated fair value. The assumed dividend yield of zero is based on the fact that the Company has never paid cash dividends and has no present expectation to pay cash dividends. Management utilized an equity value of $667 million as an input in all Black-Scholes calculations, consistent with the fresh-start reporting valuation after adjusting for warrants. The volatility input utilized in the non-Favored Sale scenario was 35.0%, consistent with the contractually stated rate, and 31.6% for the held to maturity scenario. The assumed risk-free interest rate is the U.S. Treasury security rate with a term equal to the expected life of the warrant. The assumed expected life is based on the maximum contractual term of the warrants as a make-whole provision compensates holders in the event the awards are settled prior to their exercise or expiration.

The Company currently invests excess cash balances primarily in cash deposits held at major banks. The carrying amounts of cash deposits, trade receivables, trade payables and accrued liabilities, as reported on the consolidated balance sheet as of January 31, 2021, approximate their fair value because of the short maturity of those instruments.

The Company considered the fair value of its external borrowings and believes their carrying values approximate fair value based on the recent fair value assessment done for fresh-start accounting.

When calculating goodwill impairments for the year ended January 31, 2020 and the period from February 1, 2020 through August 27, 2020 (Predecessor), the Company estimated the fair value of its reporting units using income and market multiple approaches. An income approach, which is generally a discounted cash flow methodology that includes assumptions for, among other things, forecasted revenues, gross profit margins, operating profit margins, working capital cash flow, growth rates, income tax rates, expected tax benefits and long-term discount rates, all of which require significant judgments by management. The market approach considered comparable market data based on multiples of revenue and EBITDA. Management also considered the overall value of the Company implied by the trading prices of debt securities, after adjusting for a control premium, given that the enterprise value of the Company was substantially lower than the carrying value of long-term debt. All of these techniques utilized would be considered Level 3 inputs.